Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible notes, net of discount	$ 945	$ 710	$ 456
Series D Convertible Preferred stock , par value	$ 0.0001	$ 0.0001	$ 0.0001
Series D Convertible Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Series D Convertible Preferred stock, shares issued	456,000	461,839
Series D Convertible Preferred stock, shares outstanding	456,000	461,839
Series D Convertible Preferred stock, liquidation preference	$ 463	$ 462
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000	400,000,000
Common stock, shares issued	32,307,663	28,912,500	7,532,776
Common stock, shares outstanding	32,307,663	28,912,500	7,532,776
Series AA Preferred Stock [Member]
Preferred stock, par value		$ 0.00001
Preferred stock, shares authorized		35,800,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		41,000,000	41,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Series X Convertible Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued		0	1,000,000
Preferred stock, shares outstanding		0	1,000,000